Shareholder Fees {- Fidelity Real Estate Income Fund}	Sep. 29, 2022 USD ($)
07.31 Fidelity Real Estate Income Fund Retail PRO-11 | Fidelity Real Estate Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none